UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   Form N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-01976

                               Sequoia Fund, Inc.
               (Exact name of registrant as specified in charter)

              767 Fifth Avenue, Suite 4701, New York, NY 10153-4798
               (Address of principal executive offices) (Zip code)

                               Robert D. Goldfarb
                           Ruane, Cunniff & Goldfarb Inc.
                                767 Fifth Avenue
                                   Suite 4701
                          New York, New York 10153-4798
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 832-5280

                      Date of fiscal year end: December 31

                   Date of reporting period: June 30, 2006

ITEM 1.  REPORTS TO STOCKHOLDERS.


SEMI-ANNUAL
REPORT
JUNE 30, 2006

                               SEQUOIA FUND, INC.
                ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000
               WITH INCOME DIVIDENDS REINVESTED AND CAPITAL GAINS
                        DISTRIBUTIONS ACCEPTED IN SHARES

The table below covers the period from July 15, 1970 (the date Fund shares were first offered to the public) to June 30, 2006. This period was one of widely fluctuating common stock prices. The results shown should not be considered as a representation of the dividend income or capital gain or loss which may be realized from an investment made in the Fund today.

                             VALUE OF       VALUE OF      VALUE OF
                              INITIAL      CUMULATIVE    CUMULATIVE      TOTAL
                              $10,000    CAPITAL GAINS   REINVESTED    VALUE OF
PERIOD ENDED:               INVESTMENT   DISTRIBUTIONS    DIVIDENDS     SHARES
-------------               ----------   -------------   ----------   ----------
July 15, 1970                $ 10,000      $       --     $     --    $   10,000
May 31, 1971                   11,750              --          184        11,934
May 31, 1972                   12,350             706          451        13,507
May 31, 1973                    9,540           1,118          584        11,242
May 31, 1974                    7,530           1,696          787        10,013
May 31, 1975                    9,490           2,137        1,698        13,325
May 31, 1976                   12,030           2,709        2,654        17,393
May 31, 1977                   15,400           3,468        3,958        22,826
Dec. 31, 1977                  18,420           4,617        5,020        28,057
Dec. 31, 1978                  22,270           5,872        6,629        34,771
Dec. 31, 1979                  24,300           6,481        8,180        38,961
Dec. 31, 1980                  25,040           8,848       10,006        43,894
Dec. 31, 1981                  27,170          13,140       13,019        53,329
Dec. 31, 1982                  31,960          18,450       19,510        69,920
Dec. 31, 1983                  37,110          24,919       26,986        89,015
Dec. 31, 1984                  39,260          33,627       32,594       105,481
Dec. 31, 1985                  44,010          49,611       41,354       134,975
Dec. 31, 1986                  39,290          71,954       41,783       153,027
Dec. 31, 1987                  38,430          76,911       49,020       164,361
Dec. 31, 1988                  38,810          87,760       55,946       182,516
Dec. 31, 1989                  46,860         112,979       73,614       233,453
Dec. 31, 1990                  41,940         110,013       72,633       224,586
Dec. 31, 1991                  53,310         160,835      100,281       314,426
Dec. 31, 1992                  56,660         174,775      112,428       343,863
Dec. 31, 1993                  54,840         213,397      112,682       380,919
Dec. 31, 1994                  55,590         220,943      117,100       393,633
Dec. 31, 1995                  78,130         311,266      167,129       556,525
Dec. 31, 1996                  88,440         397,099      191,967       677,506
Dec. 31, 1997                 125,630         570,917      273,653       970,200
Dec. 31, 1998                 160,700         798,314      353,183     1,312,197
Dec. 31, 1999                 127,270         680,866      286,989     1,095,125
Dec. 31, 2000                 122,090         903,255      289,505     1,314,850
Dec. 31, 2001                 130,240       1,002,955      319,980     1,453,175
Dec. 31, 2002                 126,630         976,920      311,226     1,414,776
Dec. 31, 2003                 147,610       1,146,523      362,790     1,656,923
Dec. 31, 2004                 154,270       1,200,687      379,159     1,734,116
Dec. 31, 2005                 155,450       1,331,529      382,059     1,869,038
June 30, 2006                 156,610       1,342,080      384,909     1,883,599

The total amount of capital gains distributions accepted in shares was $744,707, the total amount of dividends reinvested was $116,740.

No adjustment has been made for any taxes payable by shareholders on capital gain distributions and dividends reinvested in shares.

TO THE SHAREHOLDERS OF
SEQUOIA FUND, INC.

Dear Shareholder:

     Sequoia Fund's results for the second quarter of 2006 are shown below with comparable results for the leading market indexes:

                                              Sequoia    Dow Jones    Standard &
To June 30, 2006                               Fund     Industrials   Poor's 500
---------------------                         -------   -----------   ----------
3 Months                                       -1.82%       0.94%        -1.44%
6 Months                                        0.78%       5.22%         2.71%
1 Year                                          9.23%      11.09%         8.63%
5 Years (Annualized)                            6.72%       3.44%         2.49%
10 Years (Annualized)                          12.37%       9.11%         8.31%

     THE PERFORMANCE SHOWN ABOVE REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION SHOWN.

     THE S&P 500 INDEX IS AN UNMANAGED, CAPITALIZATION-WEIGHTED INDEX OF THE COMMON STOCKS OF 500 MAJOR US CORPORATIONS. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED, PRICE-WEIGHTED INDEX OF 30 ACTIVELY TRADED BLUE CHIP STOCKS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND ASSUMES REINVESTMENT OF DIVIDENDS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YEAR TO DATE PERFORMANCE AS OF THE MOST RECENT MONTH END CAN BE OBTAINED BY CALLING DST SYSTEMS, INC. AT (800) 686-6884.

                                   ----------

Enclosed is a copy of the transcript of our 2006 Annual Investor Day which was held on May 19th.

     Currently, capital gains realized year to date are approximately $8.00 per share. The actual capital gains distribution in December will vary from this figure depending on investment activity. We will update this information in subsequent quarterly reports.

                                   Sincerely,


/s/ Richard T. Cunniff     /s/ Robert D. Goldfarb      /s/ David M. Poppe
------------------------   -------------------------   ------------------------
Richard T. Cunniff         Robert D. Goldfarb          David M. Poppe

August 16, 2006

SHAREHOLDER EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

ACTUAL EXPENSES

     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds.

                                                                            Expenses
                                                              Ending      Paid During
                                             Beginning       Account        Period*
                                              Account         Value     January 1, 2006
                                               Value         June 30,     to June 30,
                                          January 1, 2006      2006          2006
                                          ---------------   ---------   ---------------
Actual                                         $1,000       $1,007.80       $4.98
Hypothetical
   (5% return per year before expenses)        $1,000       $1,019.84       $5.01

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.00%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

     The table below shows the changes of the Fund's major positions for the period ended June 30, 2006:

                                                       % of assets   % of assets
Position                                                6/30/2006     12/31/2005
---------                                              -----------   -----------
Berkshire Hathaway                                         32.8%         33.8%
Progressive Corp.                                          15.7%         17.4%
TJX Companies Inc.                                          7.5%          7.4%
Mohawk Industries                                           6.6%          8.0%
Expeditors International                                    4.8%          3.4%
Fastenal Company                                            4.7%          4.4%
                                                           ----          ----
   Top six positions                                       72.1%         74.4%
                                                           ====          ====

                               SEQUOIA FUND, INC.
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2006 (UNAUDITED)

COMMON STOCKS (93.79%)

                                                                      VALUE
   SHARES                                                            (NOTE 1)
------------                                                      --------------
               AUTO AND HOME SUPPLY STORES (1.52%)
   1,699,801   O'Reilly Automotive Inc. *                            $53,016,793
                                                                  --------------
               CASUALTY INSURANCE (15.70%)
  21,238,148   Progressive Corporation                               546,032,785
                                                                  --------------
               CHEMICAL DIAGNOSTIC SUBSTANCES (3.30%)
   1,528,838   IDEXX Laboratories Inc. *                             114,861,599
                                                                  --------------
               DIVERSIFIED COMPANIES (32.81%)
      12,436   Berkshire Hathaway Inc. Class A*                    1,139,871,324
         239   Berkshire Hathaway Inc. Class B*                          727,277
                                                                  --------------
                                                                   1,140,598,601
                                                                  --------------
               ELECTRONIC COMPUTER MANUFACTURING (2.35%)
   2,149,440   International Game Technology                          81,549,754
                                                                  --------------
               FINANCE (0.52%)
     376,400   MasterCard Inc. *                                      18,067,200
                                                                  --------------
               FREIGHT TRANSPORTATION (4.83%)
   2,997,808   Expeditors International of Washington, Inc.          167,907,226
                                                                  --------------
               INDUSTRIAL & CONSTRUCTION SUPPLIES (4.70%)
   4,053,871   Fastenal Company                                      163,330,463
                                                                  --------------
               INSURANCE AGENTS & BROKERS (2.43%)
   2,888,617   Brown & Brown Inc.                                     84,405,389
                                                                  --------------
               MEDICIAL & HOSPITAL EQUIPMENT (0.12%)
     120,083   Patterson Companies Inc. *                              4,194,499
                                                                  --------------
               PROCESS CONTROL INSTRUMENTS (0.71%)
     384,112   Danaher Corporation                                    24,706,084
                                                                  --------------
               RETAILING (18.18%)
   1,510,600   Bed Bath & Beyond Inc. *                               50,106,602
      39,799   Costco Wholesale Corporation                            2,273,717
   1,471,866   Target Corporation                                     71,930,091
   1,145,642   Tiffany & Company                                      37,829,099
  11,411,433   TJX Companies, Inc.                                   260,865,358
   2,359,150   Wal-Mart Stores Inc.                                  113,640,255
   2,119,845   Walgreen Company                                       95,053,850
                                                                  --------------
                                                                     631,698,972
                                                                  --------------

                                                                      VALUE
   SHARES                                                            (NOTE 1)
------------                                                      --------------
               TEXTILE - CARPETS (6.62%)
   3,274,126   Mohawk Industries, Inc. *                            $230,334,764
                                                                  --------------
               TOTAL COMMON STOCKS ($1,131,955,424)               $3,260,704,129
                                                                  --------------
               PREFERRED STOCKS (2.64%)
               AUTOMOTIVE MANUFACTURING (2.64%)
      95,034   Porsche AG - Preferred (Germany)                       91,855,493
                                                                  --------------
               TOTAL PREFERRED STOCKS ($67,935,480)                   91,855,493
                                                                  --------------

  PRINCIPAL
   AMOUNT
------------
               U.S. GOVERNMENT OBLIGATIONS (3.57%)
$125,000,000   U.S. Treasury Bills due 08/03/06 through 08/24/06     124,263,813
                                                                  --------------
               TOTAL U.S. GOVERNMENT OBLIGATIONS
                  (Cost $124,263,813)                                124,263,813
                                                                  --------------
               TOTAL INVESTMENTS (100%)++
                  (Cost $1,324,154,717)                           $3,476,823,435
                                                                  ==============

----------
++   The cost for federal income tax purposes is identical.

*    Non-income producing.

   The accompanying notes form an integral part of these Financial Statements.

                               SEQUOIA FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2006 (UNAUDITED)

ASSETS:
   Investments in securities, at value (cost $1,324,154,717)
      (Note 1)                                                    $3,476,823,435
   Cash on deposit with custodian                                      5,321,324
   Receivable for capital stock sold                                     791,527
   Receivable for investment securities sold                          13,526,164
   Dividends receivable                                                  390,926
   Other assets                                                           28,344
                                                                  --------------
      Total assets                                                 3,496,881,720
                                                                  --------------
LIABILITIES:
   Payable for capital stock repurchased                                 146,070
   Payable for investment securities purchased                        15,396,124
   Accrued investment advisory fee                                     2,952,165
   Accrued other expenses                                                220,946
                                                                  --------------
      Total liabilities                                               18,715,305
                                                                  --------------
Net assets applicable to 22,208,885 shares of capital stock
   outstanding (Note 4)                                           $3,478,166,415
                                                                  ==============
Net asset value, offering price and redemption price per share    $       156.61
                                                                  ==============

  The accompanying notes form an integral part of these Financial Statements.

                               SEQUOIA FUND, INC.
                            STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

INVESTMENT INCOME:
   Income:
      Dividends (net of $121,180 foreign tax withheld)            $   5,716,385
      Interest                                                        4,202,666
      Other Income                                                       24,980
                                                                   ------------
         Total income                                                 9,944,031
                                                                   ------------
   Expenses:
      Investment advisory fee (Note 2)                               17,695,670
      Legal and auditing fees                                           127,086
      Stockholder servicing agent fees                                  247,589
      Custodian fees                                                     40,000
      Directors fees and expenses (Note 6)                              138,691
      Other                                                             155,431
                                                                   ------------
         Total expenses                                              18,404,467
   Less expenses reimbursed by Investment Adviser (Note 2)              634,000
                                                                   ------------
      Net expenses                                                   17,770,467
                                                                   ------------
      Net investment (loss)                                          (7,826,436)
                                                                   ------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Realized gain/(loss) on:
      Investments                                                   139,829,745
      Foreign currency transactions                                      (5,174)
                                                                   ------------
         Net realized gain on investments and foreign currencies    139,824,571
   Net (decrease) in unrealized appreciation on:
      Investments                                                  (103,319,285)
                                                                   ------------
         Net realized and unrealized gain on investments
            and foreign currencies                                   36,505,286
                                                                   ------------
Increase in net assets from operations                            $  28,678,850
                                                                   ============

   The accompanying notes form an integral part of these Financial Statements.

                               SEQUOIA FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS
                                                                 ENDED 6/30/06     YEAR ENDED
                                                                  (UNAUDITED)       12/31/05
                                                                --------------   --------------
INCREASE/(DECREASE) IN NET ASSETS:
   From operations:
      Net investment (loss)                                     $   (7,826,436)  $  (17,228,982)
      Net realized gain on investments and foreign Currencies      139,824,571      378,898,763
      Net (decrease) in unrealized appreciation                   (103,319,285)     (89,974,201)
                                                                --------------   --------------
         Net increase in net assets from operations                 28,678,850      271,695,580
   Distributions to shareholders from:
      Net investment income                                                  0                0
      Net realized gains                                            (1,110,755)    (245,091,727)
      Capital share transactions (Note 4)                         (122,713,019)    (225,675,415)
                                                                --------------   --------------
         Total (decrease)                                          (95,144,924)    (199,071,562)
NET ASSETS:
   Beginning of period                                           3,573,311,339    3,772,382,901
                                                                --------------   --------------
   End of period                                                $3,478,166,415   $3,573,311,339
                                                                ==============   ==============
NET ASSETS CONSIST OF:
   Capital (par value and paid in surplus)                      $1,242,306,269   $1,316,344,778
   Undistributed net realized gains (Note 5)                        83,191,428          978,558
   Unrealized appreciation                                       2,152,668,718    2,255,988,003
                                                                --------------   --------------
      Total Net Assets                                          $3,478,166,415   $3,573,311,339
                                                                ==============   ==============

   The accompanying notes form an integral part of these Financial Statements.

                               SEQUOIA FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

     Sequoia Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The investment objective of the Fund is growth of capital from investments primarily in common stocks and securities convertible into or exchangeable for common stock. The following is a summary of significant accounting policies, consistently followed by the Fund in the preparation of its financial statements.

A. VALUATION OF INVESTMENTS: Investments are carried at market value or at fair value as determined by the Board of Directors. Securities traded on a national securities exchange or on a foreign exchange are valued at the last reported sales price on the principal exchange on which the security is listed on the last business day of the period; securities traded in the over-the-counter market are valued in accordance with NASDAQ Official Closing Price on the last business day of the period; listed securities and securities traded in the over-the-counter market for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices; U.S. Treasury Bills with remaining maturities of 60 days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of sixty days are stated at their discounted value based upon the mean between the bid and asked discount rates until the sixtieth day prior to maturity, at which point they are valued at amortized cost.

     FOREIGN CURRENCIES: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of foreign portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued. The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

B. ACCOUNTING FOR INVESTMENTS: Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Premiums and discounts on fixed income securities are amortized over the life of the respective security. The net realized gain or loss on security transactions is determined for accounting and tax purposes on the specific identification basis.

C. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its stockholders. Therefore, no federal income tax provision is required.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

E. GENERAL: Dividends and distributions are recorded by the Fund on the ex-dividend date.

NOTE 2--INVESTMENT ADVISORY CONTRACTS AND PAYMENTS TO INTERESTED PERSONS:

     The Fund retains Ruane, Cunniff & Goldfarb Inc., as its investment adviser. Ruane, Cunniff & Goldfarb Inc. (the "Investment Adviser") provides the Fund with investment advice, administrative services and facilities.

     Under the terms of the Advisory Agreement, the Investment Adviser receives a management fee equal to 1% per annum of the Fund's average daily net asset values. This percentage will not increase or decrease in relation to increases or decreases in the net asset value of the Fund. Under the Advisory Agreement, the Investment Adviser is obligated to reimburse the Fund for the amount, if any, by which the operating expenses of the Fund (including the management fee) in any year exceed the sum of 1 1/2% of the average daily net asset values of the Fund during such year up to a maximum of $30,000,000, plus 1% of the average daily net asset values in excess of $30,000,000. The expenses incurred by the Fund exceeded the percentage limitation during the six months ended June 30, 2006 and the Investment Adviser reimbursed the Fund $634,000.

     For the six months ended June 30, 2006, there were no amounts accrued or paid to interested persons, including officers and directors, other than advisory fees of $17,695,670 to Ruane, Cunniff & Goldfarb Inc. and brokerage commissions of $194,044 to Ruane, Cunniff & Goldfarb LLC, an affiliate of the Investment Adviser. Certain officers of the Fund are also officers of the Investment Adviser and the Fund's distributor. Ruane, Cunniff & Goldfarb LLC, the Fund's distributor, received no compensation from the Fund on the sale of the Fund's capital shares during the six months ended June 30, 2006.

     In October 2005, the Advisory Agreement was terminated as a result of its assignment due to the death of a control person of the Investment Adviser, under the provisions of the Advisory Agreement and as required by the 1940 Act. The Fund's Board of Directors approved an interim advisory contract between the Fund and the Investment Adviser with substantially identical terms of the Advisory Agreement. On December 12, 2005, the Board of Directors approved a new investment advisory contract between the Fund and the Investment Adviser effective March 1, 2006, subject to stockholder approval, with substantially identical terms of the Advisory Agreement. The new investment advisory contract was approved by stockholders at the February 24, 2006 stockholder meeting.

NOTE 3--PORTFOLIO TRANSACTIONS:

     The aggregate cost of purchases and the proceeds from the sales of securities, excluding U.S. government obligations, for the six months ended June 30, 2006 were $148,546,200 and $233,663,272, respectively. Included in proceeds of sales is $62,854,735 representing the value of securities disposed of in payment of redemptions in-kind, resulting in realized gains of $54,264,838.

     At June 30, 2006 the aggregate gross unrealized appreciation and depreciation of securities were $2,155,782,675 and $3,113,957, respectively.

NOTE 4--CAPITAL STOCK:

     At June 30, 2006 there were 100,000,000 shares of $.10 par value capital stock authorized. Transactions in capital stock for the six months ended June 30, 2006 and the year ended December 31, 2005 were as follows:

                                                              2006                         2005
                                                    -------------------------   --------------------------
                                                      SHARES        AMOUNT        SHARES         AMOUNT
                                                    ---------   -------------   ----------   -------------
Shares sold                                           298,932   $  46,838,429      676,222   $ 103,672,116
Shares issued to stockholders on reinvestment of:
   Net investment income                                   --              --           --              --
   Net realized gains on Investments                    5,628         877,923    1,281,840     198,753,650
                                                    ---------   -------------   ----------   -------------
                                                      304,560      47,716,352    1,958,062     302,425,766
Shares repurchased                                  1,082,015     170,429,371    3,424,141     528,101,181
                                                    ---------   -------------   ----------   -------------
Net (decrease)                                       (777,455)  $(122,713,019)  (1,466,079)  $(225,675,415)
                                                    =========   =============   ==========   =============

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS:

     Distributions to shareholders are determined in accordance with federal tax regulations and may differ from those determined for financial statement purposes. To the extent these differences are permanent such amounts are reclassified within the capital accounts based on federal tax regulations. During the six months ended June 30, 2006 permanent differences due to a net investment loss not deductible for tax purposes and realized gains on redemptions in kind not recognized for tax purposes resulted in a net decrease in net accumulated investment loss of $7,826,436 and undistributed net realized gains of $56,500,946 with a corresponding increase in paid in surplus of $48,674,510. These reclassifications had no effect on net assets.

     The tax character of distributions paid during the six months ended June 30, 2006 and the year ended December 31, 2005 was as follows:

                                                        2006           2005
                                                     ----------   --------------
Distributions paid from:
Ordinary income                                      $       --   $           --
Long-term capital gains                               1,110,755      245,091,727
                                                     ----------   --------------
   Total distributions                               $1,110,755   $  245,091,727
                                                     ==========   ==============

     As of June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term gain                                      $   83,191,428
Unrealized appreciation                                            2,152,668,718
                                                                  --------------
                                                                  $2,235,860,146
                                                                  ==============

NOTE 6--DIRECTORS FEES AND EXPENSES:

     Directors who are not deemed "interested persons" receive fees of $6,000 per quarter and $2,500 for each meeting attended, and are reimbursed for travel and other out-of-pocket disbursements incurred in connection with attending directors meetings. The total of such fees and expenses paid by the Fund to these directors for the six months ended June 30, 2006 was $138,691.

NOTE 7--The interim financial statements have not been examined by the Fund's independent registered public accounting firm and accordingly they do not express an opinion thereon.

NOTE 8--FINANCIAL HIGHLIGHTS:

                                               SIX MONTHS
                                                  ENDED                    YEAR ENDED DECEMBER 31,
                                                JUNE 30,    ----------------------------------------------------
                                                  2006        2005       2004       2003       2002       2001
                                               ----------   --------   --------   --------   --------   --------
Per Share Operating Performance (for a
   share outstanding throughout  the period)
Net asset value, beginning of Period             $ 155.45   $ 154.27   $ 147.61   $ 126.63   $ 130.24   $ 122.09
                                                 --------   --------   --------   --------   --------   --------
Income from investment operations:

Net investment income (loss)                        (0.35)     (0.75)     (0.58)     (0.62)     (0.41)      0.97
Net realized and unrealized gains (losses)
   on investments                                    1.56      12.57       7.45      22.21      (3.03)     11.52
                                                 --------   --------   --------   --------   --------   --------
      Total from investment operations               1.21      11.82       6.87      21.59      (3.44)     12.49
                                                 --------   --------   --------   --------   --------   --------
Less distributions:
Dividends from net investment income                (0.00)     (0.00)     (0.00)     (0.00)     (0.01)     (0.97)
Distributions from net realized gains               (0.05)    (10.64)     (0.21)     (0.61)     (0.16)     (3.37)
                                                 --------   --------   --------   --------   --------   --------
      Total distributions                           (0.05)    (10.64)     (0.21)     (0.61)     (0.17)     (4.34)
                                                 --------   --------   --------   --------   --------   --------
Net asset value, end of period                   $ 156.61   $ 155.45   $ 154.27   $ 147.61   $ 126.63   $ 130.24
                                                 ========   ========   ========   ========   ========   ========
Total Return                                         0.78%+     7.78%      4.66%     17.12%     -2.64%     10.52%
Ratios/Supplemental data
Net assets, end of period (in millions)          $3,478.2   $3,573.3   $3,772.4   $3,973.6   $3,905.1   $4,230.1
Ratio to average net assets:
   Expenses                                           1.0%*      1.0%       1.0%       1.0%       1.0%       1.0%
   Net investment income                             -0.4%*     -0.5%      -0.4%      -0.5%      -0.3%       0.8%
Portfolio turnover rate                                 9%*        8%         6%         3%         8%         7%

----------
+    Not annualized

*    Annualized

RESULTS OF STOCKHOLDER MEETING

     A Special Meeting of the Stockholders of Sequoia Fund, Inc. was held on February 24, 2006. At the meeting, the stockholders were asked to consider the approval of a new Investment Advisory Contract between the Fund and Ruane, Cunniff & Goldfarb Inc. A majority of the outstanding voting shares of the Fund, as defined in the Investment Company Act of 1940, voted in favor of approving the new Investment Advisory Contract as follows: 13,540,662 shares voted in favor, 91,891 voted against with 83,056 shares abstaining.

                               OTHER INFORMATION

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's web site at http://www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For information regarding the operation of the SEC's Public Reference Room, call 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly, semiannual or annual report on Sequoia Fund's web site at http://www.sequoiafund.com/fund_reports.htm.

     You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Visit Sequoia Fund's web site at www.sequoiafund.com and use the "Shareholder Information" link to obtain all proxy information. This information may also be obtained from the Securities and Exchange Commission's web site at www.sec.gov.

SEQUOIA FUND, INC.
767 FIFTH AVENUE, SUITE 4701
NEW YORK, NEW YORK 10153-4798
(800) 686-6884
WEBSITE: www.sequoiafund.com

DIRECTORS
   Richard T. Cunniff
   Robert D. Goldfarb
   David M. Poppe
   Vinod Ahooja
   Roger Lowenstein
   Francis P. Matthews
   C. William Neuhauser
   Sharon Osberg
   Robert L. Swiggett

OFFICERS
Richard T. Cunniff     -- VICE CHAIRMAN
Robert D. Goldfarb     -- PRESIDENT
David M. Poppe         -- EXECUTIVE VICE PRESIDENT
Joseph Quinones, Jr.   -- VICE PRESIDENT, SECRETARY,
                          TREASURER & CHIEF COMPLIANCE OFFICER

INVESTMENT ADVISER
   Ruane, Cunniff & Goldfarb Inc.
   767 Fifth Avenue, Suite 4701
   New York, New York 10153-4798

DISTRIBUTOR
   Ruane, Cunniff & Goldfarb LLC
   767 Fifth Avenue, Suite 4701
   New York, New York 10153-4798

CUSTODIAN
   The Bank of New York
   MF Custody Administration Department
   One Wall Street, 25th Floor
   New York, New York 10286

REGISTRAR AND SHAREHOLDER SERVICING AGENT
   DST Systems, Inc.
   P.O. Box 219477
   Kansas City, Missouri 64121

LEGAL COUNSEL
   Seward & Kissel
   One Battery Park Plaza
   New York, New York 10004

  This report has been prepared for the information of shareholders of Sequoia
                                   Fund, Inc.

ITEM 2.  CODE OF ETHICS.

Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

THE SCHEDULE OF INVESTMENTS IS INCLUDED IN ITEM 1, REPORTS TO STOCKHOLDERS

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that as of a date within 90 days of the filing of this report there were no significant deficiencies in the design or operation of the disclosure controls and procedures of the registrant which would have adversely affected the ability of the registrant to record, process, summarize and report the subject matter contained in this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(a)(3) Not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act, is attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEQUOIA FUND, INC.

By:     /s/ Robert D. Goldfarb
        ------------------------------
        Robert D. Goldfarb
        President and Principal Executive Officer

Date:  August 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert D. Goldfarb
        ------------------------------
        Robert D. Goldfarb
        President and Principal Executive Officer

Date:  August 26, 2006

By:     /s/ Joseph Quinones, Jr.
        ---------------------------
        Joseph Quinones, Jr.
        Vice President, Secretary, Treasurer

Date:  August 26, 2006